JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.8% (a)
Alabama — 1.1%
Black Belt Energy Gas District, Gas Project Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,344
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2038	2,000	2,166
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,011
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	989
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,066
Total Alabama		6,576
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,000	406
Arizona — 2.6%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043	1,060	1,150
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (c)	250	254
Rev., 5.25%, 7/1/2043 (c)	250	254
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029	1,000	1,071
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,538
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	502
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,855
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	185
COP, AGM, 5.00%, 6/1/2038	250	271
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2040	1,750	1,922
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	151
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,615	6,019
Total Arizona		15,172
Arkansas — 0.5%
City of Fort Smith, Water and Sewer, Rev., 5.00%, 10/1/2027	1,305	1,365
County of Pulaski, Arkansas Children's Hospital, Rev., 5.00%, 3/1/2037	500	549
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 A, Rev., 5.00%, 11/1/2049	1,000	1,071
Total Arkansas		2,985
California — 4.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	4,400	4,381
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	1,500	1,635
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	2,000	536
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	3,125	3,455
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	2,200	2,266
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (c)	500	535
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (c)	1,000	973
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,500	2,719
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,228
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,950	4,989
Los Angeles Department of Water and Power Series 2024 C, Rev., 5.00%, 7/1/2026	1,000	1,020

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power Water System Series 2017A, Rev., 4.00%, 7/1/2047	1,000	954
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	420
Total California		25,111
Colorado — 1.4%
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,526
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	2,500	2,725
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	958
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	516
Jefferson County School District R-1, GO, 5.00%, 12/15/2035	515	547
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	731
Total Colorado		8,003
Connecticut — 0.9%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	975
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,401
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,801
Total Connecticut		5,177
District of Columbia — 0.5%
District of Columbia Series 2024A, GO, 5.00%, 8/1/2049	2,415	2,588
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	284
Total District of Columbia		2,872
Florida — 2.7%
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2027	1,000	1,056
Series 2024, Rev., 5.00%, 10/1/2030	1,460	1,616
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,602
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	1,000	1,073
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500	505
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,007
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	100	100
JEA Electric System Series 2017 B, Rev., 5.00%, 10/1/2031	4,000	4,188
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	1,000	1,071
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2025A, Rev., 5.25%, 10/1/2056	1,000	1,066
Palm Beach County School District Series 2023 A, COP, 5.00%, 8/1/2036	1,000	1,120
Total Florida		15,404
Georgia — 3.5%
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,238
City of Atlanta Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,863
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	500	502
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,261
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,098
Main Street Natural Gas, Inc. Series 2025 A, Rev., 5.00%, 2/20/2025 (b) (e)	1,000	1,068

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	1,000	1,056
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,300	1,355
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	1,355	1,438
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	3,445	3,649
Municipal Electric Authority of Georgia Project Series 2024A, Rev., 5.25%, 1/1/2044	1,200	1,309
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2037	600	676
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,539
Series 2023, Rev., 5.00%, 3/1/2039	185	205
Total Georgia		20,257
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025 C, Rev., 5.00%, 2/12/2025 (b) (e)	1,500	1,665
Illinois — 4.8%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,248
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,018
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,682
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,500	1,609
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	222
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	955	1,033
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,082
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,069
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,592
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,072
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,069
Total Illinois		27,696
Indiana — 1.0%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	200	177
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	721
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	437
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	2,011
Indianapolis Local Public Improvement Bond Bank Series 2024E, Rev., 5.00%, 2/1/2028	1,600	1,690
Total Indiana		6,037
Iowa — 0.1%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	2,250	368
Kansas — 0.0% ^
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	127
Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	739
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,400	2,402

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	3,500	3,724
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	1,000	1,090
Total Kentucky		7,955
Louisiana — 2.4%
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	5,500	5,559
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	8,000	8,033
Total Louisiana		13,592
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	206
Maryland — 0.5%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,054
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	1,000	1,083
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	490	508
Total Maryland		2,645
Massachusetts — 2.8%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,000	1,007
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,500
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022 E, GO, 5.00%, 11/1/2049	3,030	3,194
Massachusetts Clean Water Trust (The) Series 25B, Rev., 5.00%, 2/1/2039	250	279
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 1.35%, 2/3/2025 (b)	10,000	10,000
Total Massachusetts		15,980
Michigan — 0.1%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	422
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	125	125
Total Michigan		547
Minnesota — 0.7%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	322
County of Hennepin Series 2018 A, GO, 5.00%, 12/1/2029	1,010	1,072
Minnesota Higher Education Facilities Authority, University of St. Thomas Series 2022A, Rev., 5.00%, 10/1/2025	170	172
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,121
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,459
Total Minnesota		4,146
Missouri — 0.8%
Curators of the University of Missouri (The) Series 2024, Rev., 5.00%, 11/1/2030	1,000	1,115
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2054 (c)	575	556
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	950	1,036
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2028	1,000	1,054
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	1,000	1,009
Total Missouri		4,770

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,059
Nevada — 0.4%
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
State of Nevada, Capital Improvement and Cultural Affairs Series 2015B, GO, 5.00%, 5/1/2025	2,500	2,513
Total Nevada		2,523
New Jersey — 2.4%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (c)	585	593
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,600
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024 CC, Rev., 5.00%, 6/15/2036	1,000	1,139
Series 2024 AA, Rev., 5.25%, 6/15/2041	1,000	1,124
Series 2024 CC, Rev., 5.00%, 6/15/2045	1,000	1,078
Tobacco Settlement Financing Corp. Series 2018 A, Rev., 5.00%, 6/1/2034	5,000	5,163
Total New Jersey		13,697
New Mexico — 0.6%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,250	1,268
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2025 (d)	300	304
GO, 5.00%, 9/15/2025	1,090	1,104
GO, 5.00%, 9/15/2026	360	371
GO, 5.00%, 9/15/2027	340	357
GO, 5.00%, 9/15/2028	300	315
Total New Mexico		3,719
New York — 15.7%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	544
Rev., 5.00%, 7/1/2034	210	224
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.45%, 2/3/2025 (b)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,094
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,182
City of Oneida, GO, BAN, 4.50%, 3/28/2025	4,800	4,812
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Hudson Yards Infrastructure Corp., Second Indenture Series 2017 A, Rev., 5.00%, 2/15/2031	1,500	1,561
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	2,500	2,445
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	2,750	2,679
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,072
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Rev., 5.25%, 12/15/2031	1,300	1,328
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	2,000	2,180
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,000	2,171
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	915

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	10,000	10,605
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,614
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,075
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	977
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	3,000	3,442
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2048	3,000	3,198
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	8,770	2,591
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	753
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	351
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,184
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2031	400	437
Series 2024 A, Rev., 5.25%, 5/1/2039	500	547
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,013
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	2,000	1,978
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,839
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	340
Series 2022B, Rev., 5.00%, 9/15/2032	400	460
Series 2022B, Rev., 5.00%, 9/15/2033	565	646
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,133
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,071
Series 2022B, Rev., 5.00%, 9/15/2037	635	714
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050 (e)	1,000	1,077
Series 2025 A, Rev., 5.00%, 9/15/2054 (e)	1,000	1,072
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,628
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,031
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,116
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,200	1,230
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Port Authority of New York and New Jersey, Consolidated Series 245, Rev., 5.00%, 9/1/2049	2,000	2,157
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	2,000	2,012
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2024 A, Subseries A-1, Rev., 5.25%, 11/15/2051	2,115	2,290
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	1,000	1,080
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.25%, 12/1/2054	1,000	1,079
Series 2025 A, Rev., 5.50%, 12/1/2059	1,000	1,101

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,164
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	1,018
Total New York		90,745
North Carolina — 0.8%
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,324
County of Wake, GO, 5.00%, 4/1/2028	1,315	1,406
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	999
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	995	1,084
Total North Carolina		4,813
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	238
Ohio — 3.9%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	706
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000	1,799
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	5,655	598
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025 A, Rev., AMT, 5.00%, 1/1/2034 (e)	1,500	1,633
Series 2025 A, Rev., AMT, 5.25%, 1/1/2044 (e)	1,000	1,067
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.25%, 9/1/2049	1,250	1,311
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2042	1,000	1,048
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 5.00%, 12/1/2042	650	712
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,170
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,000	1,040
Series 2024, GO, 4.50%, 12/1/2061	1,335	1,309
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,242
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2043	1,000	1,098
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,208
Series 2024A, Rev., 5.00%, 12/1/2043	1,400	1,538
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	829
State of Ohio Series Y, GO, 5.00%, 5/1/2038	1,000	1,126
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000	2,153
Total Ohio		22,587
Oklahoma — 1.0%
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	1,210	1,250
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,505
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,027
Oklahoma Water Resources Board, State Loan Program Series 2023 C, Rev., 5.00%, 10/1/2037	810	914
Total Oklahoma		5,696

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 2.6%
City of Portland Sewer System, Second Lien Series 2014B, Rev., 4.00%, 5/5/2025	2,180	2,186
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,604
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.10%, 2/3/2025 (b)	10,000	10,000
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,467
Total Oregon		15,257
Pennsylvania — 4.7%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,631
Allegheny County Sanitary Authority, Sewer Series 2024, Rev., 5.00%, 12/1/2028	1,000	1,076
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	634
Rev., 5.00%, 6/1/2026	380	390
Rev., 5.00%, 6/1/2027	500	522
Rev., 5.00%, 6/1/2028	880	934
Rev., 5.00%, 6/1/2029	380	403
Commonwealth of Pennsylvania
Series 2024-1, GO, 4.00%, 8/15/2042	1,695	1,670
Series 2024-1, GO, 4.00%, 8/15/2043	1,815	1,779
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	2,900	2,956
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	963
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,743
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,250	2,137
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,107
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,101
Pennsylvania Turnpike Commission
Series 2016 A-3, Rev., 5.00%, 12/1/2027	1,445	1,498
Series 2024C, Rev., 5.00%, 12/1/2047	2,550	2,732
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,429
Philadelphia Authority for Industrial Development, Holy Family University, Rev., 5.00%, 9/1/2029	675	703
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,543
Total Pennsylvania		26,951
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	3,000	2,757
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	856
Series A-1, Rev., 5.00%, 7/1/2058	1,500	1,500
Total Puerto Rico		5,113
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Rev., 5.00%, 5/15/2037	875	949
Rev., 5.00%, 5/15/2041	1,000	1,058
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,501
Total Rhode Island		3,508

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 0.4%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2030	1,250	1,387
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,000
Total South Carolina		2,387
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055 (e)	1,000	1,144
Tennessee — 4.9%
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,925
City of Murfreesboro, GO, 5.00%, 6/1/2029	725	790
County of Sumner Series 2021, GO, 5.00%, 6/1/2025	1,750	1,763
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	536
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,207
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	2,000	2,148
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,651
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,465
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,110	1,173
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960	3,292
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	7,265	7,286
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	4,685	4,846
Total Tennessee		28,082
Texas — 10.0%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500	537
GO, PSF-GTD, 5.00%, 2/15/2043	2,600	2,781
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,113
Bryan Independent School District, GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,043
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,059
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	2,000	2,247
Series 2024 C, Rev., 5.00%, 8/15/2034	1,250	1,426
City of Austin, Airport System, Rev., AMT, 5.00%, 11/15/2034	1,500	1,607
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020 B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,020
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,550	1,647
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	5,550	6,611
City of Mesquite, Waterworks and Sewer System, Rev., 5.00%, 3/1/2035	1,000	1,097
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,304
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,109
Collin County Community College District, GO, 4.00%, 8/15/2042	3,000	2,967
County of Fort Bend Toll Road, Senior Lien Series 2024, Rev., AGM, 5.00%, 3/1/2039	1,000	1,100
County of Tarrant, GO, 5.00%, 7/15/2033	500	556

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	490
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	2,065	2,307
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,113
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	1,000	1,102
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2037	3,750	4,132
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2019 A, Rev., 5.00%, 5/15/2029	1,050	1,135
Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,238
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	939
McKinney Independent School District, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,940
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Rev., 4.00%, 1/1/2037	100	84
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	1,000	1,020
North Texas Tollway Authority, Second Tier Series 2024B, Rev., 5.00%, 1/1/2030	1,000	1,088
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,046
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043 (e)	1,500	1,478
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,059
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,150	1,177
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	2,000	2,124
Texas Water Development Board, State Water Implementation Fund
Series 2019 A, Rev., 5.00%, 10/15/2026	1,000	1,037
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,069
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	232
Total Texas		58,034
Utah — 0.9%
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	2,000	2,159
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	817
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,000	1,125
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055 (e)	1,000	1,123
Total Utah		5,224
Virginia — 2.6%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	322
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,491
Series 2024 A, Rev., 5.00%, 8/1/2036	4,535	5,200
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,756
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (b)	2,000	2,002
Total Virginia		14,771
Washington — 3.7%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,500	1,649
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,610	4,698
State of Washington Motor Vehicle Fuel Tax Series 2024 B, GO, 5.00%, 6/1/2045	2,000	2,148
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,484
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,198

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,155
Series 2025 A, GO, 5.00%, 8/1/2048	2,000	2,138
Washington State Housing Finance Commission, Bitter Lake Village Associates 1 LP, Rev., VRDO, LOC : FNMA, 2.10%, 2/11/2025 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,406
Total Washington		21,126
Wisconsin — 2.8%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	115
Public Finance Authority, Carmelite System, Inc. (The), Rev., 3.25%, 1/1/2029	860	834
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	556
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,050
Rev., AMT, 5.75%, 7/1/2049	2,000	2,131
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	3,470	3,655
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	1,000	1,099
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,019
Wisconsin Health and Educational Facilities Authority, Marquette University, Rev., 5.00%, 10/1/2032	400	428
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.45%, 2/3/2025 (b)	2,200	2,200
Wisconsin Housing and Economic Development Authority Home Ownership
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,050
Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,000	1,095
Total Wisconsin		16,232
Total Municipal Bonds (Cost $525,073)		530,603
	SHARES (000)
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.92% (f) (g) (Cost $40,653)	40,651	40,656
Total Investments — 98.8% (Cost $565,726)		571,259
Other Assets in Excess of Liabilities — 1.2%		6,725
NET ASSETS — 100.0%		577,984

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	178	03/20/2025	USD	19,405	(20)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2025 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.20% at termination	Receive	8/7/2029	USD115,717	37	1,866	1,903
CPI-U at termination	2.27% at termination	Receive	8/19/2029	USD13,682	—	186	186
CPI-U at termination	2.28% at termination	Receive	9/9/2034	USD37,226	(17)	958	941
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD48,380	(14)	1,055	1,041
CPI-U at termination	2.34% at termination	Receive	8/19/2034	USD18,786	—	362	362
CPI-U at termination	2.37% at termination	Receive	10/8/2029	USD6,400	—	66	66
CPI-U at termination	2.39% at termination	Receive	8/2/2029	USD11,391	—	87	87
CPI-U at termination	2.41% at termination	Receive	10/2/2034	USD2,891	—	43	43
CPI-U at termination	2.45% at termination	Receive	12/3/2034	USD3,919	—	47	47
CPI-U at termination	2.47% at termination	Receive	12/5/2029	USD29,675	—	190	190
CPI-U at termination	2.49% at termination	Receive	10/28/2034	USD1,958	(1)	17	16
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD20,133	—	28	28
					5	4,905	4,910
					5	4,905	4,910

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at January 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.18%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$530,603	$—	$530,603

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$40,656	$—	$—	$40,656
Total Investments in Securities	$40,656	$530,603	$—	$571,259
Appreciation in Other Financial Instruments
Swaps	$—	$4,905	$—	$4,905
Depreciation in Other Financial Instruments
Futures Contracts	$(20)	$—	$—	$(20)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(20)	$4,905	$—	$4,885
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.92% (a) (b)	$37,415	$47,492	$44,251	$— (c)	$— (c)	$40,656	40,651	$223	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.